Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Net defined benefit
Net defined benefit balance	€ 487	€ (103)
United States Pension benefits
Net defined benefit
Net defined benefit balance	3,136	2,684
United States Post-employment benefits
Net defined benefit
Net defined benefit balance	(1,861)	(1,987)
Other pensions
Net defined benefit
Net defined benefit balance	€ (788)	€ (800)